Related Parties Balances and Transactions	6 Months Ended
Jun. 30, 2013
Related Parties Balances and Transactions [Abstract]
Related Parties Balances and Transactions
Note 5 - Related Parties Balances and Transactions

The Company is party to many related party agreements and transactions. These agreements and transactions have all been approved by the appropriate bodies in accordance with the Israeli Companies Law - 1999 (as amended) and regulations promulgated thereunder based on the belief that the terms are beneficial to the Company and no less favorable to the Company than terms which might be available to the Company from unaffiliated third parties.

A.           Balances with related parties

The following related party balances are included in the balance sheets:

	June 30	December 31
	2013	2012
	US$ thousands	US$ thousands
Principal/controlling:
Accounts receivable trade	208	177
Principal shareholder convertible loan	-	3,000

B.           Income from or expenses to related parties

The following related party transactions are included in the statements of operations.

	Six months ended June 30	Six months ended June 30
	2013	2012
	US$ thousands	US$ thousands
Income:
Sales	289	64

Costs and expenses:
Financing expense	27	22